Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Revenues
Revenues	$ 66,594	$ 66,842	$ 133,043	$ 132,406
Revenues—affiliate	734	795	1,506	1,341
Total revenues	67,328	67,637	134,549	133,747
Operating costs and expenses
Operating and maintenance expense	24,232	20,902	33,451	29,198
Operating and maintenance expense—affiliate	4,860	10,307	9,291	17,220
Depreciation expense	14,722	14,355	29,040	28,658
Development expense	3,792	3,318	7,288	6,803
Development expense—affiliate	242	611	394	1,062
General and administrative expense	4,234	2,028	7,600	5,803
General and administrative expense—affiliate	22,972	36,543	50,125	59,759
Total operating costs and expenses	75,054	88,064	137,189	148,503
Loss from operations	(7,726)	(20,427)	(2,640)	(14,756)
Other income (expense)
Interest expense, net	(43,789)	(42,016)	(84,059)	(82,278)
Loss on early extinguishment of debt	(114,335)	(80,510)	(114,335)	(80,510)
Derivative gain (loss), net	(60,178)	95,509	(94,859)	78,041
Other income (expense)	(196)	434	(64)	760
Total other expense	(218,498)	(26,583)	(293,317)	(83,987)
Net loss	(226,224)	(47,010)	(295,957)	(98,743)
Net loss attributable to the Creole Trail Pipeline Business	0	(9,148)	0	(18,394)
Net loss attributable to partners	$ (226,224)	$ (37,862)	$ (295,957)	$ (80,349)
Basic and diluted net income (loss) per common unit	$ (0.85)	$ 0.11	$ (0.91)	$ 0.21
Weighted average number of common units outstanding used for basic and diluted net income (loss) per common unit calculation	57,079	57,079	57,079	51,345